GOODWILL	12 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 8 — GOODWILL

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2024	Acquisitions	Other	June 30, 2025	Acquisitions	Other	June 30, 2026

Agents and Infra	$48,652	$0	$136	$48,788	$102	$55	$48,945
Devices and Consumer	70,568	0	153	70,721	6	(21)	70,706

Total	$119,220	$0	$289	$119,509	$108	$34	$119,651

We have recast certain previously reported amounts to conform to the way we internally manage and monitor our business. Refer to Note 1 – Accounting Policies for further information.

The measurement periods for the valuation of assets acquired and liabilities assumed end as soon as information on the facts and circumstances that existed as of the acquisition dates becomes available, but do not exceed 12 months. Adjustments in purchase price allocations may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.

Any change in the goodwill amounts resulting from foreign currency translations and purchase accounting adjustments are presented as “Other” in the table above. Also included in “Other” are business dispositions and transfers between segments due to reorganizations, as applicable.

During the first quarter of fiscal year 2027 we made changes to our segments. These segment changes also resulted in changes to reporting units. We reallocated goodwill across impacted reporting units using a relative fair value approach. In addition, we completed an assessment of any potential goodwill impairment for all reporting units immediately prior to the reallocation and determined that no impairment existed.

Goodwill Impairment

We test goodwill for impairment annually on May 1 at the reporting unit level, primarily using a discounted cash flow methodology with a peer-based, risk-adjusted weighted average cost of capital. We believe use of a discounted cash flow approach is the most reliable indicator of the fair values of the businesses.

No instances of impairment were identified in our May 1, 2026, May 1, 2025, or May 1, 2024 tests. As of June 30, 2026 and 2025, accumulated goodwill impairment was $11.3 billion.